Intangible assets, net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Impairment of intangible assets, indefinite-lived	$ 0
Impairment charges	$ 0	$ 892,000	$ 1,053,000
Customer relationships
Goodwill [Line Items]
Impairment charges		$ 892,000	$ 1,053,000
Level 3
Goodwill [Line Items]
Royalty rate	2.50%
Level 3 | Measurement input, projected revenue and royalty rates
Goodwill [Line Items]
Intangible asset, measurement input	0.020